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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 09/30/17

Item 1. Schedule of Investments.

Invesco European Small Company Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	ESC-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–71.62%

Belgium–1.39%

Sioen Industries N.V.	251,000	$8,433,956
Van de Velde N.V.	45,106	2,517,601
		10,951,557

France–21.05%

Caisse Regionale de Credit Agricole Mutuel Brie Picardie -CCI	94,000	2,979,664
Caisse Regionale de Credit Agricole Mutuel d’Ile-de-France	55,078	5,279,341
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine -CCI	46,988	7,094,611
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	365,844	9,075,888
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes -CCI	19,700	4,289,273
Constuctions Industrielles de la Mediterranee S.A.	80,972	12,435,363
Gaztransport & Technigaz S.A.	120,000	6,524,088
GEA	49,000	5,138,629
Gerard Perrier Industrie S.A.	169,171	9,783,221
Infotel S.A.	165,142	9,114,968
Kaufman & Broad S.A.	165,000	7,956,551
Linedata Services (a)	506,159	24,228,288
Maisons France Confort S.A.	112,990	7,832,290
Manutan International	93,000	8,847,195
Metropole Television S.A.	192,790	4,458,052
Neurones	280,000	9,282,643
Tessi S.A.	88,294	18,314,246
Total Gabon	6,432	1,018,741
Trigano S.A.	80,188	12,415,420
		166,068,472

Germany–4.24%

CENIT AG	213,758	5,297,873
Hypoport AG (b)	38,554	6,782,644
MorphoSys AG (b)	125,562	10,591,431
Nexus AG	179,730	5,629,207
SMT Scharf AG (b)	89,110	1,347,558
Takkt AG	164,690	3,776,154
		33,424,867

Greece–3.09%

Autohellas S.A.	207,551	5,642,004
Hellenic Exchanges - Athens Stock Exchange S.A.	940,000	5,431,370
Karelia Tobacco Co. Inc. S.A.	7,255	2,529,532
Mytilineos Holdings S.A. (b)	1,089,192	10,749,089
		24,351,995

Ireland–4.23%

CPL Resources PLC	929,792	7,307,826

	Shares	Value

Ireland–(continued)

Origin Enterprises PLC	1,408,469	$11,086,699
Total Produce PLC	5,516,323	14,966,691
		33,361,216

Israel–3.46%

Hilan Ltd.	517,409	10,059,755
Israel Discount Bank Ltd. -Class A(b)	5,598,000	14,113,803
MIND C.T.I. Ltd. (a)	1,200,000	3,096,000
		27,269,558

Italy–2.16%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	920,532	17,015,957

Norway–4.34%

Bonheur ASA	531,206	5,569,595
Ekornes ASA	590,214	8,374,563
Kongsberg Gruppen ASA	387,721	6,329,026
NextGenTel Holding ASA	903,998	2,233,376
Wilh. Wilhelmsen Holding ASA -Class A	374,539	11,757,399
		34,263,959

Portugal–0.28%

Conduril - Engenharia S.A.	46,308	2,216,623

Romania–4.57%

Banca Transilvania S.A.	12,934,298	7,384,565
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	2,151,512	17,014,452
Transgaz SA Medias	114,300	11,640,469
		36,039,486

Spain–1.71%

Baron de Ley, S.A. (b)	68,000	8,446,803
Construcciones y Auxiliar de Ferrocarriles, S.A.	124,000	5,016,598
		13,463,401

Switzerland–4.10%

Carlo Gavazzi Holding AG	18,625	6,766,519
Kardex AG	147,048	17,511,500
OC Oerlikon Corp. AG	521,945	8,032,411
		32,310,430

Turkey–1.03%

Yazicilar Holding A.S. -Class A	1,476,313	8,110,562

United Kingdom–15.97%

City of London Investment Group PLC	900,000	5,008,289
Clarkson PLC	188,808	7,238,948
DCC PLC	58,026	5,637,719
Diploma PLC	458,327	6,535,130

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

United Kingdom–(continued)

Eurocell PLC	1,809,000	$6,060,602
Fairpoint Group PLC (b)(c)	2,296,500	0
IG Group Holdings PLC	642,684	5,520,682
Jupiter Fund Management PLC	867,000	6,413,504
Lookers PLC	6,515,000	10,476,902
Micro Focus International PLC (b)	357,900	11,448,572
NAHL Group PLC (a)	2,324,183	4,298,200
Renew Holdings PLC	1,068,000	5,868,030
SafeStyle UK PLC	3,275,000	8,733,767
Savills PLC	981,600	12,253,344
Staffline Group PLC	610,000	9,523,421
TP ICAP PLC	1,105,220	7,760,992
Ultra Electronics Holdings PLC	241,512	5,819,231
XLMedia PLC	3,875,000	7,399,864
		125,997,197
Total Common Stocks & Other Equity Interests (Cost $415,127,394)		564,845,280

	Shares	Value

Money Market Funds–27.85%

Government & Agency Portfolio – Institutional Class, 0.93% (d)	131,805,082	$131,805,082
Treasury Portfolio – Institutional Class, 0.90% (d)	87,870,055	87,870,055
Total Money Market Funds (Cost $219,675,137)		219,675,137
TOTAL INVESTMENTS IN SECURITIES–99.47% (Cost $634,802,531)		784,520,417
OTHER ASSETS LESS LIABILITIES–0.53%		4,160,180
NET ASSETS–100.00%		$788,680,597

Investment Abbreviations:

CCI	—Chambre-de-Commerce-et-d’Industrie

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of September 30, 2017 was $31,622,488, which represented 4.01% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco European Small Company Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco European Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $22,631,437 and from Level 2 to Level 1 of $100,895,026 due to foreign fair value adjustments.

Invesco International Small Company Fund

	Level 1	Level 2	Level 3	Total
Belgium	$10,951,557	$—	$—	$10,951,557
France	166,068,472	—	—	166,068,472
Germany	33,424,867	—	—	33,424,867
Greece	18,920,625	5,431,370	—	24,351,995
Ireland	18,394,525	14,966,691	—	33,361,216
Israel	27,269,558	—	—	27,269,558
Italy	17,015,957	—	—	17,015,957
Norway	32,030,583	2,233,376	—	34,263,959
Portugal	2,216,623	—	—	2,216,623
Romania	36,039,486	—	—	36,039,486
Spain	13,463,401	—	—	13,463,401
Switzerland	32,310,430	—	—	32,310,430
Turkey	8,110,562	—	—	8,110,562
United Kingdom	120,359,478	5,637,719	0	125,997,197
Money Market Funds	219,675,137	—	—	219,675,137
Total Investments	$756,251,261	$28,269,156	$0	$784,520,417

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the nine months ended September 30, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain/Loss	Value 09/30/17	Dividend Income
Fairpoint Group PLC (a)	$477,153	$—	$—	$(477,153)	$—	$0	$—
Linedata Services	24,917,076	—	—	(688,788)	—	24,228,288	732,895
MIND C.T.I. Ltd.	2,928,000	—	—	168,000	—	3,096,000	288,000
NAHL Group PLC	3,327,064	486,735	—	484,401	—	4,298,200	544,317
Total	$31,649,293	$486,735	$—	$(513,540)	$—	$31,622,488	$1,565,212
(a)	As of September 30, 2017, this security is no longer considered an affiliate of the Fund.

Invesco European Small Company Fund

Invesco Global Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	GCE-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.17%

Australia–1.46%

Qantas Airways Ltd.	2,944,947	$ 13,509,644

Brazil–1.81%

Banco do Brasil S.A.	624,500	6,882,140
Petróleo Brasileiro S.A. -ADR(a)	983,501	9,874,350
		16,756,490

China–1.80%

Baidu, Inc. -ADR(a)	48,679	12,057,302
Nexteer Automotive Group Ltd.	2,705,000	4,654,458
		16,711,760

France–2.04%

LVMH Moet Hennessy Louis Vuitton S.E.	33,722	9,297,022
Publicis Groupe S.A.	137,452	9,599,438
		18,896,460

Germany–2.49%

Siemens AG	164,196	23,132,340

Hong Kong–2.39%

AIA Group Ltd.	2,982,800	22,121,619

India–2.13%

Housing Development Finance Corp. Ltd.	333,427	8,906,851
InterGlobe Aviation Ltd. -REGS (b)	642,441	10,820,701
		19,727,552

Italy–3.57%

Banca Mediolanum S.p.A.	797,328	6,980,654
Enel S.p.A.	2,298,920	13,843,592
Prysmian S.p.A.	364,518	12,330,085
		33,154,331

Japan–11.12%

Asahi Group Holdings, Ltd.	186,100	7,536,636
Daito Trust Construction Co., Ltd.	76,500	13,940,000
Hitachi, Ltd.	2,638,000	18,592,624
KDDI Corp.	550,200	14,510,608
Komatsu Ltd.	681,301	19,385,284
Mitsubishi Estate Co., Ltd.	500,900	8,711,208
Mitsui O.S.K. Lines, Ltd.	368,200	11,160,551
ORIX Corp.	575,200	9,287,366
		103,124,277

Luxembourg–1.65%

ArcelorMittal (a)	592,944	15,294,971

Netherlands–3.30%

ING Groep N.V.	1,052,614	19,407,718
Randstad Holding N.V.	180,308	11,166,127
		30,573,845

	Shares	Value

Norway–1.35%

Orkla ASA	1,215,968	$ 12,485,952

Singapore–0.99%

DBS Group Holdings Ltd.	597,200	9,188,713

South Africa–0.82%

Naspers Ltd. -Class N	34,646	7,562,745
Novus Holdings Ltd.	11,983	5,780
		7,568,525

Switzerland–4.93%

ABB Ltd.	398,672	9,857,682
Roche Holding AG	49,394	12,611,234
UBS Group AG	1,362,814	23,295,364
		45,764,280

Taiwan–1.52%

Taiwan Semiconductor Manufacturing Co. Ltd.	1,959,000	14,089,379

United Kingdom–11.28%

Imperial Brands PLC	330,611	14,106,769
Just Eat PLC (a)	1,438,418	12,898,099
Liberty Global PLC -Series A(a)	410,836	13,931,449
Rio Tinto PLC	282,168	13,132,571
Royal Dutch Shell PLC -Class A -ADR	362,686	21,971,518
St. James’s Place PLC	1,042,465	16,027,219
Vodafone Group PLC -ADR	439,055	12,495,505
		104,563,130

United States–45.52%

Allergan PLC	70,045	14,355,723
Alphabet Inc. -Class C (a)	29,159	27,966,689
American Express Co.	206,196	18,652,490
Biogen Inc. (a)	53,681	16,808,595
BioMarin Pharmaceutical Inc. (a)	87,907	8,181,504
Celgene Corp. (a)	131,060	19,111,169
Chevron Corp.	195,699	22,994,632
Cognizant Technology Solutions Corp. -Class A	224,493	16,284,722
Colfax Corp. (a)	179,842	7,488,621
Comcast Corp. -Class A	546,609	21,033,514
Concho Resources Inc. (a)	121,730	16,034,276
Delphi Automotive PLC	169,393	16,668,271
Delta Air Lines, Inc.	348,895	16,823,717
eBay Inc. (a)	452,387	17,398,804
EPAM Systems, Inc. (a)	161,382	14,190,319
First Republic Bank	227,591	23,774,156
HCA Healthcare, Inc. (a)	150,416	11,971,609
Johnson Controls International PLC	336,141	13,543,121
Marsh & McLennan Cos., Inc.	145,092	12,160,161
Moody’s Corp.	72,536	10,097,737
NIKE, Inc. -Class B	85,568	4,436,701
Oracle Corp.	305,358	14,764,059

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)

Priceline Group Inc. (The) (a)	9,983	$ 18,277,076
Progressive Corp. (The)	192,058	9,299,448
Sherwin-Williams Co. (The)	53,322	19,091,409
Shire PLC -ADR	88,594	13,567,285
United Technologies Corp.	147,249	17,092,664
		422,068,472
TOTAL INVESTMENTS IN SECURITIES–100.17% (Cost $792,590,927)		928,731,740
OTHER ASSETS LESS LIABILITIES–(0.17)%		(1,550,314)
NET ASSETS–100.00%		$ 927,181,426

Investment Abbreviations:

ADR	— American Depositary Receipt
REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2017 represented 1.17% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
02/13/2018	Goldman Sachs International	JPY	2,400,000,000	USD	21,947,774	$459,236
02/13/2018	JPMorgan Chase Bank, N.A.	JPY	2,400,000,000	USD	21,944,201	455,663
Subtotal						914,899
11/10/2017	Barclays Bank PLC	GBP	17,940,000	USD	23,377,560	(694,881)
Total Forward Foreign Currency Contracts—Currency Risk						$220,018

Abbreviations:

GBP	— British Pound Sterling

JPY	— Japanese Yen

USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Global Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $10,820,701 and from Level 2 to Level 1 of $99,250,554, due to foreign fair value adjustments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$13,509,644	$—	$13,509,644
Brazil	16,756,490	—	—	16,756,490
China	12,057,302	4,654,458	—	16,711,760
France	9,599,438	9,297,022	—	18,896,460
Germany	23,132,340	—	—	23,132,340
Hong Kong	—	22,121,619	—	22,121,619
India	—	19,727,552	—	19,727,552
Italy	13,843,592	19,310,739	—	33,154,331
Japan	93,836,911	9,287,366	—	103,124,277
Luxembourg	15,294,971	—	—	15,294,971
Netherlands	19,407,718	11,166,127	—	30,573,845
Norway	—	12,485,952	—	12,485,952
Singapore	—	9,188,713	—	9,188,713
South Africa	5,780	7,562,745	—	7,568,525
Switzerland	45,764,280	—	—	45,764,280
Taiwan	—	14,089,379	—	14,089,379
United Kingdom	75,637,812	28,925,318	—	104,563,130
United States	422,068,472	—	—	422,068,472
	747,405,106	181,326,634	—	928,731,740
Forward Foreign Currency Contracts*	—	220,018	—	220,018
Total Investments	$747,405,106	$181,546,652	$—	$928,951,758
*	Unrealized appreciation .

Invesco Global Core Equity Fund

Invesco International Small Company Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	ISC-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.22%

Australia–1.65%

Link Administration Holdings Ltd.	446,980	$ 2,649,804
Tassal Group Ltd.	832,143	2,519,627
		5,169,431

Brazil–6.82%

Fleury S.A.	790,200	7,353,309
TOTVS S.A.	177,500	1,754,318
Wilson Sons Ltd. -BDR	922,700	12,283,631
		21,391,258

Canada–10.39%

Calian Group Ltd.	367,000	8,411,765
E-L Financial Corp. Ltd.	6,900	4,678,154
Epsilon Energy Ltd. (a)	1,894,560	4,661,243
exactEarth Ltd. (a)	352,656	308,058
Medical Facilities Corp.	215,600	2,693,704
Total Energy Services Inc.	722,190	8,212,755
TransGlobe Energy Corp. (a)	2,539,269	3,622,294
		32,587,973

China–0.57%

China Biologic Products Holdings, Inc. (a)	19,286	1,779,519

Egypt–2.61%

Eastern Tobacco	482,640	8,190,818

Estonia–1.92%

Olympic Entertainment Group A.S.	1,604,546	3,470,436
Silvano Fashion Group AS -Class A	825,000	2,544,926
		6,015,362

France–9.74%

AURES Technologies SA	67,164	2,833,906
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	206,000	5,110,465
Constructions Industrielles de la Mediterranee S.A.	25,804	3,962,877
Linedata Services	58,928	2,820,704
Metropole Television S.A.	203,770	4,711,952
Precia S.A. (b)	35,321	8,745,347
Tessi S.A.	11,400	2,364,627
		30,549,878

Germany–4.91%

Hypoport AG (a)	17,492	3,077,294
MorphoSys AG (a)	120,702	10,181,480
Takkt AG	93,000	2,132,384
		15,391,158

	Shares	Value

Greece–2.00%

European Reliance General Insurance Co. S.A.	566,230	$ 2,348,988
Mytilineos Holdings S.A. (a)	397,000	3,917,939
		6,266,927

Indonesia–0.43%

PT Pakuwon Jati Tbk	29,845,800	1,354,361

Ireland–2.02%

Total Produce PLC	2,335,000	6,335,239

Israel–2.78%

Israel Discount Bank Ltd. -Class A(a)	1,741,000	4,389,448
Taptica International Ltd.	800,000	4,341,924
		8,731,372

Italy–3.09%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	523,910	9,684,432

Japan–1.45%

Nippon Ceramic Co., Ltd.	161,700	4,556,598

Malaysia–0.46%

Heineken Malaysia Bhd.	324,400	1,429,651

Mexico–1.73%

Bolsa Mexicana de Valores, S.A.B. de C.V.	3,256,700	5,434,868

Netherlands–1.11%

Aalberts Industries N.V.	71,823	3,472,328

New Zealand–1.82%

Freightways Ltd.	661,085	3,717,902
Trade Me Group Ltd.	604,381	1,995,607
		5,713,509

Norway–1.79%

Kongsberg Gruppen ASA	154,919	2,528,845
Oslo Bors VPS Holding ASA	220,000	3,093,961
		5,622,806

Philippines–2.40%

Energy Development Corp.	54,981,350	7,535,682

Romania–5.05%

Banca Transilvania S.A.	8,604,119	4,912,340
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	786,000	6,215,796
Transgaz SA Medias	46,200	4,705,072
		15,833,208

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

South Africa–2.12%

Cartrack Holdings Ltd.	1,500,000	$ 1,493,969
Combined Motor Holdings Ltd.	1,638,000	2,915,689
Net 1 UEPS Technologies, Inc. (a)	230,000	2,240,200
		6,649,858

Sweden–1.17%

Vitec Software Group AB -Class B	360,000	3,655,663

Switzerland–0.81%

Kardex AG	21,300	2,536,552

Thailand–0.58%

Major Cineplex Group PCL	1,992,200	1,824,359

Turkey–1.00%

Yazicilar Holding A.S. -Class A	573,400	3,150,143

United Kingdom–17.80%

Bioventix PLC	64,000	2,347,855
Clarkson PLC	142,000	5,444,317
DCC PLC	75,551	7,340,422
Eurocell PLC	1,131,000	3,789,133
Goodwin PLC	40,000	895,723
HomeServe PLC	327,805	3,654,905

	Shares	Value

United Kingdom–(continued)

IG Group Holdings PLC	300,791	$ 2,583,807
Jupiter Fund Management PLC	873,948	6,464,901
Micro Focus International PLC (a)	174,563	5,583,954
Mortgage Advice Bureau (Holdings) Ltd.	615,000	4,203,224
Savills PLC	591,866	7,388,282
Staffline Group PLC	133,000	2,076,418
System1 Group PLC	200,000	1,474,110
TP ICAP PLC	366,680	2,574,872
		55,821,923
Total Common Stocks & Other Equity Interests (Cost $203,866,743)		276,684,876

Money Market Funds–12.00%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	22,584,215	22,584,215
Treasury Portfolio – Institutional Class, 0.90% (c)	15,056,143	15,056,143
Total Money Market Funds (Cost $37,640,358)		37,640,358
TOTAL INVESTMENTS IN SECURITIES–100.22% (Cost $241,507,101)		314,325,234
OTHER ASSETS LESS LIABILITIES–(0.22)%		(692,883)
NET ASSETS–100.00%		$ 313,632,351

Investment Abbreviations:

BDR	— Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of September 30, 2017 represented 2.79% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco International Small Company Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco International Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $23,776,655 and from Level 2 to Level 1 of $39,771,237, due to foreign fair value adjustments.

Invesco International Small Company Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$5,169,431	$—	$5,169,431
Brazil	21,391,258	—	—	21,391,258
Canada	24,176,208	8,411,765	—	32,587,973
China	1,779,519	—	—	1,779,519
Egypt	8,190,818	—	—	8,190,818
Estonia	6,015,362	—	—	6,015,362
France	30,549,878	—	—	30,549,878
Germany	15,391,158	—	—	15,391,158
Greece	6,266,927	—	—	6,266,927
Indonesia	—	1,354,361	—	1,354,361
Ireland	—	6,335,239	—	6,335,239
Israel	8,731,372	—	—	8,731,372
Italy	9,684,432	—	—	9,684,432
Japan	—	4,556,598	—	4,556,598
Malaysia	1,429,651	—	—	1,429,651
Mexico	5,434,868	—	—	5,434,868
Netherlands	3,472,328	—	—	3,472,328
New Zealand	1,995,607	3,717,902	—	5,713,509
Norway	5,622,806	—	—	5,622,806
Philippines	—	7,535,682	—	7,535,682
Romania	15,833,208	—	—	15,833,208
South Africa	5,155,889	1,493,969	—	6,649,858
Sweden	3,655,663	—	—	3,655,663
Switzerland	2,536,552	—	—	2,536,552
Thailand	1,824,359	—	—	1,824,359
Turkey	3,150,143	—	—	3,150,143
United Kingdom	48,481,501	7,340,422	—	55,821,923
Money Market Funds	37,640,358	—	—	37,640,358
Total Investments	$268,409,865	$45,915,369	$—	$314,325,234

NOTE 3 — Investments in Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the nine months ended September 30, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 09/30/17	Dividend Income
Precia S.A.	$6,134,225	$—	$—	$2,611,122	$—	$8,745,347	$75,010

Invesco International Small Company Fund

Invesco Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	SCE-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.23%

Aerospace & Defense–2.92%

BWX Technologies, Inc.	307,824	$17,244,300
Orbital ATK, Inc.	145,867	19,423,650
		36,667,950

Air Freight & Logistics–1.08%

Forward Air Corp.	238,161	13,629,954

Alternative Carriers–1.12%

Iridium Communications Inc. (b)(c)	1,369,715	14,108,065

Apparel Retail–0.76%

American Eagle Outfitters, Inc.	670,535	9,588,651

Application Software–1.41%

Blackbaud, Inc.	202,049	17,739,902

Auto Parts & Equipment–1.27%

Visteon Corp. (c)	129,272	15,999,995

Biotechnology–1.94%

Neurocrine Biosciences, Inc. (c)	245,663	15,054,229
Retrophin, Inc. (c)	375,754	9,352,517
		24,406,746

Building Products–2.20%

Apogee Enterprises, Inc.	254,275	12,271,312
Trex Co., Inc. (c)	170,494	15,356,395
		27,627,707

Casinos & Gaming–2.09%

Boyd Gaming Corp.	478,572	12,466,801
Penn National Gaming, Inc. (c)	589,198	13,781,341
		26,248,142

Construction & Engineering–1.84%

Dycom Industries, Inc. (c)	124,492	10,691,373
Primoris Services Corp.	423,093	12,447,396
		23,138,769

Construction Materials–0.99%

Eagle Materials Inc.	116,544	12,435,245

Consumer Finance–0.98%

SLM Corp. (c)	1,070,107	12,274,127

Data Processing & Outsourced Services–2.97%

Euronet Worldwide, Inc. (c)	141,183	13,382,736
Genpact Ltd.	411,129	11,819,959
Jack Henry & Associates, Inc.	118,182	12,147,928
		37,350,623

	Shares	Value

Diversified Support Services–0.88%

Mobile Mini, Inc.	319,321	$11,000,608

Electrical Components & Equipment–2.11%

EnerSys	170,264	11,777,161
Generac Holdings, Inc. (c)	319,867	14,691,491
		26,468,652

Electronic Components–1.02%

Belden Inc.	158,647	12,775,843

Electronic Equipment & Instruments–5.35%

Coherent, Inc. (c)	87,800	20,647,926
FLIR Systems, Inc.	348,297	13,552,236
National Instruments Corp.	311,675	13,143,335
Zebra Technologies Corp. -Class A (c)	183,042	19,874,700
		67,218,197

Environmental & Facilities Services–2.45%

ABM Industries Inc.	311,836	13,006,680
Waste Connections, Inc. (Canada)	254,013	17,770,749
		30,777,429

Gas Utilities–1.27%

UGI Corp.	340,464	15,954,143

Health Care Equipment–3.15%

Hill-Rom Holdings, Inc.	172,870	12,792,380
Nevro Corp. (c)	136,214	12,379,128
Wright Medical Group N.V. (c)	555,868	14,380,305
		39,551,813

Health Care Facilities–0.80%

Acadia Healthcare Co., Inc. (b)(c)	209,789	10,019,523

Health Care REIT’s–0.87%

Healthcare Trust of America, Inc. -Class A	368,080	10,968,784

Health Care Services–0.96%

Tivity Health, Inc. (c)	294,136	12,000,749

Health Care Supplies–0.73%

Lantheus Holdings, Inc. (c)	514,378	9,155,928

Home Entertainment Software–2.24%

Take-Two Interactive Software, Inc. (c)	275,663	28,181,029

Home Furnishings–0.91%

La-Z-Boy Inc.	425,304	11,440,678

Homebuilding–0.83%

Beazer Homes USA, Inc. (c)	554,881	10,398,470

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Household Appliances–1.06%

Helen of Troy Ltd. (c)	137,419	$13,315,901

Industrial Machinery–3.11%

Albany International Corp. -Class A	333,852	19,163,105
SPX Corp. (c)	679,816	19,945,801
		39,108,906

Investment Banking & Brokerage–3.29%

E*TRADE Financial Corp. (c)	434,836	18,963,198
Lazard Ltd. -Class A	284,662	12,872,416
Piper Jaffray Cos.	160,872	9,547,753
		41,383,367

Life & Health Insurance–1.25%

CNO Financial Group, Inc.	672,575	15,697,901

Life Sciences Tools & Services–0.93%

Cambrex Corp. (c)	211,513	11,633,215

Managed Health Care–0.54%

HealthEquity, Inc. (c)	132,941	6,724,156

Multi-Line Insurance–2.32%

American Financial Group, Inc.	167,044	17,280,702
Horace Mann Educators Corp.	302,236	11,892,986
		29,173,688

Office REIT’s–0.97%

Highwoods Properties, Inc.	235,095	12,246,099

Oil & Gas Equipment & Services–1.29%

Forum Energy Technologies Inc. (c)	593,865	9,442,453
Superior Energy Services, Inc. (c)	629,414	6,722,142
		16,164,595

Oil & Gas Exploration & Production–3.52%

Energen Corp. (c)	244,206	13,353,184
Newfield Exploration Co. (c)	312,650	9,276,326
Parsley Energy, Inc. -Class A (c)	334,630	8,814,154
RSP Permian Inc. (c)	371,141	12,837,767
		44,281,431

Packaged Foods & Meats–1.53%

Pinnacle Foods Inc.	199,512	11,406,101
TreeHouse Foods, Inc. (c)	115,774	7,841,373
		19,247,474

Paper Packaging–1.50%

Graphic Packaging Holding Co.	1,352,175	18,862,841

Pharmaceuticals–2.49%

Phibro Animal Health Corp. -Class A	327,656	12,139,655
Supernus Pharmaceuticals Inc. (c)	477,647	19,105,880
		31,245,535

	Shares	Value

Property & Casualty Insurance–1.96%

Aspen Insurance Holdings Ltd. (Bermuda)	247,789	$10,010,676
Hanover Insurance Group Inc. (The)	150,613	14,598,918
		24,609,594

Real Estate Operating Companies–0.70%

Kennedy-Wilson Holdings Inc.	477,206	8,852,171

Regional Banks–9.50%

Bank of the Ozarks, Inc.	286,181	13,750,997
BankUnited, Inc.	328,793	11,695,167
Great Western Bancorp, Inc.	376,987	15,562,023
IBERIABANK Corp.	179,954	14,783,221
Pinnacle Financial Partners, Inc.	208,426	13,954,121
Synovus Financial Corp.	368,764	16,985,270
Webster Financial Corp.	305,812	16,070,421
Western Alliance Bancorp (c)	312,637	16,594,772
		119,395,992

Restaurants–1.88%

Papa John’s International, Inc.	157,456	11,505,310
Wendy’s Co. (The)	783,799	12,172,398
		23,677,708

Semiconductor Equipment–1.61%

Teradyne, Inc.	340,330	12,690,906
Xperi Corp.	299,842	7,586,002
		20,276,908

Semiconductors–2.89%

MACOM Technology Solutions Holdings, Inc. (c)	257,627	11,492,741
Microsemi Corp. (c)	347,073	17,867,318
Power Integrations, Inc.	95,052	6,957,806
		36,317,865

Specialized Consumer Services–1.21%

ServiceMaster Global Holdings, Inc. (c)	324,995	15,187,016

Specialized REIT’s–0.98%

CubeSmart	476,839	12,378,740

Specialty Chemicals–2.98%

Minerals Technologies Inc.	180,489	12,751,548
PolyOne Corp.	328,723	13,158,782
Sensient Technologies Corp.	149,604	11,507,539
		37,417,869

Specialty Stores–1.47%

Michaels Cos., Inc. (The) (c)	535,381	11,494,630
Sally Beauty Holdings, Inc. (c)	355,630	6,963,235
		18,457,865

Systems Software–1.02%

CommVault Systems, Inc. (c)	210,220	12,781,376

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Technology Distributors–0.84%

Tech Data Corp. (c)	119,067	$10,579,103

Tires & Rubber–0.91%

Cooper Tire & Rubber Co.	304,225	11,378,015

Trucking–2.34%

Knight-Swift Transportation Holdings Inc. (c)	341,735	14,199,090
Old Dominion Freight Line, Inc.	137,984	15,193,418
		29,392,508
Total Common Stocks & Other Equity Interests (Cost $947,904,855)		1,246,915,561

Money Market Funds–1.17%

Government & Agency Portfolio – Institutional Class, 0.93% (d)	8,794,175	8,794,175
Treasury Portfolio – Institutional Class, 0.90% (d)	5,862,784	5,862,784
Total Money Market Funds (Cost $14,656,959)		14,656,959
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.40% (Cost $962,561,814)		1,261,572,520

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.42%

Government & Agency Portfolio – Institutional Class, 0.93% (Cost $17,856,005)(d)(e)	17,856,005	$17,856,005
TOTAL INVESTMENTS IN SECURITIES–101.82% (Cost $980,417,819)		1,279,428,525
OTHER ASSETS LESS LIABILITIES–(1.82)%		(22,883,721)
NET ASSETS–100.00%		$1,256,544,804

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at September 30, 2017.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco Small Cap Equity Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no significant transfers between valuation levels.

Invesco Small Cap Equity Fund

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 29, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.